Equity (Detail Textuals)		1 Months Ended
	Oct. 15, 2012 $ / shares shares	May 24, 2012 $ / shares shares	Jun. 06, 2018 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Oct. 15, 2015 $ / shares shares	Mar. 31, 2013 shares	Apr. 02, 2012 shares	Feb. 20, 2012 USD ($) $ / shares shares
Equity [Line Items]
Issued capital | $				$ 18,256	$ 11,952
Number of shares issued			485,145
Ordinary shares
Equity [Line Items]
Issued capital | $									$ 100
Number of shares issued	9,000,000			2,659,847	416,667	196.6	9,000,000	19,660,000	100
Par value per share | $ / shares	$ 0.001	$ 0.001				$ 1			$ 1
Stock split, conversion ratio	196.6	1,000
Increase in number of ordinary shares issued	19,660,000	100,000